Virtus AllianzGI Technology Fund (the “Fund”)*,

a series of Virtus Investment Trust

Supplement dated June 1, 2022, to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus, each dated October 28, 2021, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 1, 2022, Justin Sumner, CFA, and Erik Swords are added as portfolio managers of the Fund. In addition, the Fund’s subadviser, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), has informed the Fund that Walter Price and Huachen Chen will step down as portfolio managers of the Fund effective September 30, 2022. Between June 1 and September 30, 2022, the portfolio management responsibilities will transition from Mssrs. Price and Chen to Mssrs. Sumner and Swords, with Mssrs. Sumner and Swords taking over from Mssrs. Price and Chen on September 30, 2022, alongside Michael Seidenberg, who will stay on as a portfolio manager.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Walter C. Price, Jr., CFA, senior portfolio manager and managing director at AllianzGI U.S., has managed or otherwise maintained investment responsibility with respect to the fund since 1995.

> Huachen Chen, CFA, senior portfolio manager and managing director at AllianzGI U.S., has managed or otherwise maintained investment responsibility with respect to the fund since 1995.

> Michael A. Seidenberg, portfolio manager, analyst and director at AllianzGI U.S., has managed the fund since 2018.

> Justin Sumner, CFA, senior portfolio manager and director at AllianzGI U.S., has managed the fund since June 2022.

> Erik Swords, lead portfolio manager and managing director at AllianzGI U.S., has managed the fund since June 2022.

In the section “Management of the Funds” in the subsection “Portfolio Management”, the row for the Fund in the table under “AllianzGI U.S.” on page 130 of the Fund’s statutory prospectus is hereby replaced with the following and an associated footnote:

Virtus AllianzGI Technology Fund	Walter C. Price, Jr., CFA (since 1995)*** Huachen Chen, CFA (since 1995)*** Michael A. Seidenberg (since 2018) Justin Sumner, CFA (since June 2022) Erik Swords (since June 2022)
*** Allianz	GI U.S. has announced that effective September 30, 2022, Walter Price and Huachen Chen will be stepping down as portfolio managers for Virtus AllianzGI Technology Fund.

The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Swords and Mr. Sumner.

Justin Sumner. Mr. Sumner joined AllianzGI U.S. on June 1, 2022, as a senior portfolio manager and director. He is a member of the Global Technology team at AllianzGI U.S. Mr. Sumner has 25 years of investment industry experience. Previously, he worked at Newton Investment Management for 15 years, developing, launching, and managing thematic investments focused on technology. Prior to that, he worked as an equity analyst covering technology and related sectors at several asset management shops, including Sentinel, AmSouth, and American Century. Mr. Sumner has a B.S. in Economics from the University of Kansas and is a CFA charterholder.

Erik Swords. Mr. Swords joined AllianzGI U.S. on June 1, 2022, as a lead portfolio manager and managing director. He leads the Global Technology team at AllianzGI U.S. Mr. Swords has 22 years of investment

* As previously announced, effective June 10, 2022, the Fund’s name will be changed to Virtus Technology Fund.

industry experience. Previously, he worked at Newton Investment Management for 16 years, leading one of BNY Mellon’s largest technology strategies, along with several other thematic portfolios focused on technology and related sectors. Prior to that, he worked as a research analyst covering the software sector at Pilgrim Baxter Associates, Exis Capital Management, and Credit Suisse First Boston Technology Group. Mr. Swords has a B.S. in Finance from Lehigh University.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/AGI Technology Fund PM Changes (6/2022)

Virtus AllianzGI Technology Fund (the Fund)*,

a series of Virtus Investment Trust

Supplement dated June 1, 2022, to the Virtus Investment Trust

Statement of Additional Information (“SAI”) dated October 28, 2021, as supplemented

Important Notice to Investors

Effective June 1, 2022, Justin Sumner, CFA and Erik Swords are added as portfolio managers of the Fund. In addition, the Fund’s subadviser, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), has informed the Fund that Walter Price and Huachen Chen will step down as portfolio managers of the Fund effective September 30, 2022. Between June 1 and September 30, 2022, the portfolio management the portfolio management responsibilities will transition from Mssrs. Price and Chen to Mssrs. Sumner and Swords, with Mssrs. Sumner and Swords taking over from Mssrs. Price and Chen on September 30, 2022, alongside Michael Seidenberg, who will stay on as a portfolio manager.

The row for the Fund in the table under “Portfolio Managers” beginning on page 125 of the SAI is hereby replaced in its entirety with the following and an associated footnote:

Technology Fund	Walter C. Price, Jr., CFA*** Huachen Chen, CFA*** Michael A. Seidenberg Justin Sumner, CFA Erik Swords
***	AllianzGI U.S. has announced that effective September 30, 2022, Walter Price and Huachen Chen will be stepping down as portfolio managers for the Technology Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 127 of the SAI is hereby amended by adding rows to reflect the following information for Mr. Sumner and Mr. Swords and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Justin Sumner, CFA*	0	N/A	0	N/A	0	N/A
Erik Swords*	0	N/A	0	N/A	0	N/A

* As of May 31, 2022

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI is hereby amended by adding rows to reflect the following information for Mr. Sumner and Mr. Swords and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Justin Sumner*	Technology Fund	None	None
Erik Swords*	Technology Fund	None	None

* As of May 31, 2022. Became Portfolio Manager of the Technology Fund effective June 1, 2022.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B AGI Technology Fund PM Changes (6/2022)

* As previously announced, effective June 10, 2022, The Fund’s name will be changed to Virtus Technology Fund.